Audit Information	12 Months Ended
Dec. 31, 2022
Audit Information [Abstract]
Auditor Name	Deloitte AB
Auditor Location	Rehnsgatan 11, SE-113 79 Stockholm, Sweden
Auditor Firm ID	1126